Regulatory Matters	12 Months Ended
Mar. 31, 2012
Regulatory Matters:
Regulatory Matters

(15)	Regulatory Matters

The Federal Reserve and bank regulatory agencies require bank holding companies and financial institutions to maintain capital at adequate levels based on a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Under the capital adequacy guidelines, regulatory capital is classified into two tiers. These guidelines require an institution to maintain a certain level of Tier 1 and Tier 2 capital to risk-weighted assets. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. In determining the amount of risk-weighted assets, all assets, including certain off-balance sheet assets, are multiplied by a risk-weight factor of 0% to 100% based on the risks believed to be inherent in the type of asset. Tier 2 capital consists of Tier 1 capital plus the general reserve for loan losses, subject to certain limitations. The Bank is required to maintain capital at a minimum level based on total average assets, which is known as the Tier 1 leverage ratio.

Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Company.  As of March 31, 2012 and 2011, the Bank was categorized as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events that management believes have changed that classification as of the date of this Annual Report.

The Company and the Bank’s regulatory capital amounts and ratios are as follows as of the dates indicated:

	Actual		For Capital Adequacy			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in Thousands)
March 31, 2012
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$67,360	14.9%	$18,031	4.0%	$	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	83,666	18.6%	36,314	8.0%		N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	67,360	7.4%	36,314	4.0%		N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,555	17.4%	$18,022	4.0%		$27,033	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	84,298	18.7%	36,043	8.0%		45,054	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,555	8.7%	36,303	4.0%		45,379	5.0%

March 31, 2011
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$76,399	15.4%	$19,900	4.0%		$29,850	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	82,618	16.6%	39,801	8.0%		49,751	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	76,399	8.3%	37,060	4.0%		46,325	5.0%
Tangible Capital (To Tangible Assets)	76,399	8.3%	18,530	2.0%		46,325	5.0%

Prior to the Company’s conversion on December 28, 2011 to a bank holding company, it was required to only calculate regulatory capital ratios on the bank level and not the holding company.

The payment of dividends by the Company depends primarily on the ability of the Bank to pay dividends to the Company.  The Bank is subject to various general regulatory policies and requirements relating to the payment of dividends. Any restrictions on the ability of the Bank to pay dividends will indirectly restrict the ability of the Company to pay dividends.